Interest and Inflation Income (Details) - Schedule of Bank’s Expenses Classified as Interest Expense - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	$ (2,147,359)	$ (3,158,478)	$ (2,276,042)
Inflation adjustments	(160,672)	(152,464)	(240,502)
Total	(2,308,031)	(3,310,942)	(2,516,544)
Financial liabilities at amortised cost
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(1,590,817)	(1,799,345)	(1,088,402)
Inflation adjustments	(232,368)	(268,838)	(619,673)
Total	(1,823,185)	(2,068,183)	(1,708,075)
Demand deposits
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(13,001)	(12,228)	(13,623)
Inflation adjustments	(4,125)	(4,364)	(12,023)
Total	(17,126)	(16,592)	(25,646)
Time deposits and liabilities
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(932,793)	(1,221,707)	(759,511)
Inflation adjustments	(39,818)	(59,873)	(119,613)
Total	(972,611)	(1,281,580)	(879,124)
Repurchase agreements
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(46,954)	(47,267)	(15,774)
Inflation adjustments	0	0	0
Total	(46,954)	(47,267)	(15,774)
Interbank loans
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(264,093)	(235,583)	(98,357)
Inflation adjustments	(59)	0	0
Total	(264,152)	(235,583)	(98,357)
Issued debt instruments
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(262,769)	(231,211)	(174,707)
Inflation adjustments	(176,071)	(185,870)	(448,103)
Total	(438,840)	(417,081)	(622,810)
Other financial liabilities
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(71,207)	(51,349)	(26,430)
Inflation adjustments	(12,295)	(18,731)	(39,934)
Total	(83,502)	(70,080)	(66,364)
Lease contracts
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(7,617)	(3,601)	(2,862)
Inflation adjustments	0		0
Total	(7,617)	(3,601)	(2,862)
Regulatory capital financial instruments
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(69,419)	(64,937)	(66,728)
Inflation adjustments	(68,404)	(70,550)	(172,949)
Total	(137,823)	(135,487)	(239,677)
Others equity instruments
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(31,517)	(28,389)	(28,234)
Inflation adjustments	0		0
Total	(31,517)	(28,389)	(28,234)
Hedging accounting
Schedule of Bank’s Expenses Classified as Interest Expense [Line Items]
Interest	(447,989)	(1,262,206)	(1,089,816)
Inflation adjustments	140,100	186,924	552,120
Total	$ (307,889)	$ (1,075,282)	$ (537,696)